SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of computation of basic and diluted loss per ordinary share

The following table sets forth the computation of our basic and diluted net loss per share attributable to common shareholders for the nine months ended September 30, 2020 and 2019 (in thousands):

	For the Nine Months Ended September 30,
	2020	2019
Basic net loss per share:
Numerator:
Net Loss	$(198,968)	$(247,448)
Minus: Net income attributed to noncontrolling interests	—	1,847
Net loss attributable to common shareholders – basic	$(198,968)	$(249,295)
Denominator:
Weighted average shares outstanding – basic and diluted	53,110	48,786
Basic net loss per share	$(3.75)	$(5.11)
Diluted net loss per share:
Numerator:
Net Loss	$(198,968)	$(247,448)
Minus: Net income attributed to noncontrolling interests	—	1,847
Minus: Gain on liability-classified warrants	—	8,402
Net loss attributable to common shareholders – diluted	$(198,968)	$(257,697)
Denominator:
Weighted average shares outstanding – basic and diluted	53,110	48,786
Diluted net loss per share	$(3.75)	$(5.28)

The following table sets forth the computation of our basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2019, 2018, and 2017 (in thousands):

	For the Years Ended December 31,
	2019	2018	2017
Basic net loss per share:
Numerator:
Net loss	$(339,170)	$(239,929)	$(84,767)
Minus: Deemed dividend	—	$7,224	—
Minus: Net income attributable to noncontrolling interests	$1,847	$1,362	$62
Net loss attributable to common shareholders – basic	$(341,017)	$(248,515)	$(84,829)
Denominator:
Weighted average shares outstanding – basic and diluted	49,444	48,570	39,930
Basic and diluted net loss per share	$(6.90)	$(5.12)	$(2.12)
Diluted net loss per share:
Numerator:
Net loss	$(339,170)	$(239,929)	$(84,767)
Minus: Deemed dividend	—	$7,224	—
Minus: Net income attributable to noncontrolling interests	$1,847	$1,362	$62
Minus: Gain on liability-classified warrants	$8,132	—	—
Net loss attributable to common shareholders – diluted	$(349,149)	$(248,515)	$(84,829)
Denominator:
Weighted average shares outstanding – basic and diluted	49,444	48,570	39,930
Basic and diluted net loss per share – diluted	$(7.06)	$(5.12)	$(2.12)

Social Capital Hedosophia Holdings Corp. II
Schedule of computation of basic and diluted loss per ordinary share

	Three Months Ended	Nine Months Ended
	September 30,	September 30,
	2020	2020
Net loss	$(6,043,293)	$(6,321,195)
Less: Income attributable to ordinary shares subject to possible redemption	(15,332)	(39,725)
Adjusted net loss	$(6,058,625)	$(6,360,920)

Weighted average shares outstanding, basic and diluted	12,179,587	10,111,790

Basic and diluted net loss per ordinary share	$(0.50)	$(0.63)